Finance Debt - Lines of Credit (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Foreign countries [member]
Disclosure of long term debt [Line Items]
Amount Available (Lines of Credit)	$ 5,750
Used	1,050
Balance	$ 4,700
Foreign countries [member] | Credit Agricole Corporate [member]
Disclosure of long term debt [Line Items]
Date	Apr. 12, 2018
Maturity	Jun. 20, 2020
Amount Available (Lines of Credit)	$ 400
Used	150
Balance	$ 250
Foreign countries [member] | Petrobras Global Trading BV [member] | China Exim [Member]
Disclosure of long term debt [Line Items]
Date	Oct. 24, 2016
Maturity	May 23, 2019
Amount Available (Lines of Credit)	$ 1,000
Used	900
Balance	$ 100
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [Member]
Disclosure of long term debt [Line Items]
Date	Mar. 07, 2018
Maturity	Feb. 07, 2023
Amount Available (Lines of Credit)	$ 4,350
Balance	4,350
Brazil [member]
Disclosure of long term debt [Line Items]
Amount Available (Lines of Credit)	3,942
Used	817
Balance	$ 3,125
Brazil [member] | Petrobras Netherlands BV PNBV [member] | Brazilian Development Bank [Member]
Disclosure of long term debt [Line Items]
Date	Sep. 03, 2013
Maturity	Jan. 31, 2019
Amount Available (Lines of Credit)	$ 2,562
Used	722
Balance	$ 1,840
Brazil [member] | Petroleo Brasileiro S-A [Member] | Banco Do Brasil [Member]
Disclosure of long term debt [Line Items]
Date	Mar. 23, 2018
Maturity	Jan. 26, 2023
Amount Available (Lines of Credit)	$ 519
Balance	$ 519
Brazil [member] | Petroleo Brasileiro S-A [Member] | Bradesco [Member]
Disclosure of long term debt [Line Items]
Date	Jun. 01, 2018
Maturity	May 31, 2023
Amount Available (Lines of Credit)	$ 519
Balance	$ 519
Brazil [member] | Petrobras Transporte S.A.-Transpetro [Member] | Brazilian Development Bank [Member]
Disclosure of long term debt [Line Items]
Date	Nov. 07, 2008
Maturity	Aug. 12, 2041
Amount Available (Lines of Credit)	$ 237
Used	85
Balance	$ 152
Brazil [member] | Petrobras Transporte S.A.-Transpetro [Member] | Banco Do Brasil [Member]
Disclosure of long term debt [Line Items]
Date	Jul. 09, 2010
Maturity	Apr. 10, 2038
Amount Available (Lines of Credit)	$ 20
Used	10
Balance	$ 10
Brazil [member] | Petrobras Transporte S.A.-Transpetro [Member] | Caixa Economica Federal [Member]
Disclosure of long term debt [Line Items]
Date	Nov. 23, 2010
Maturity	Not defined
Amount Available (Lines of Credit)	$ 85
Balance	$ 85